As filed with the Securities and Exchange Commission on August 14, 2023

Securities Act File No. 033-38074

Investment Company Act File No. 811-06260

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	[X]
Post-effective Amendment No. 98	[X]

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 96	[X]

QUAKER INVESTMENT TRUST

(as successor to Quaker Investment Trust, a Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

c/o Community Capital Management, LLC

261 North University Drive, Suite 520

Ft. Lauderdale, FL 33324

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: 1-(888) 272-0007

(Name and Address of Agent for Service)	Copies to:

Ms. Alyssa Greenspan c/o Community Capital Management, LLC 261 North University Drive, Suite 520 Ft. Lauderdale, FL 33324	Jonathan M. Kopcsik, Esq. Stradley, Ronon, Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 (215) 564-8099

It is proposed that this filing will become effective (check applicable box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on August 16, 2023 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A for Quaker Investment Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until August 16, 2023, the effectiveness of Post-Effective Amendment No. 96 (“PEA No. 96”) with respect to the CCM Affordable Housing MBS ETF, which was filed with the Commission via EDGAR Accession No. 0001398344-23-010410 on May 25, 2023. Since no other changes are intended to be made to PEA No. 96 with respect to the CCM Affordable Housing MBS ETF by means of this filing, Parts A, B and C of PEA No. 96 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the CCM Affordable Housing MBS ETF is incorporated herein by reference to Part A of PEA No. 96.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the CCM Affordable Housing MBS ETF is incorporated herein by reference to Part B of PEA No. 96.

PART C – OTHER INFORMATION

The Part C for the CCM Affordable Housing MBS ETF is incorporated herein by reference to Part C of PEA No. 96.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 98 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Ft. Lauderdale, FL on August 14, 2023.

QUAKER INVESTMENT TRUST

By:	/s/ Alyssa Greenspan
Alyssa Greenspan
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment No. 97 to the registration statement on Form N-1A has been signed by the following persons in the capacities indicated:

Signature	Title	Date

James R. Brinton*
James R. Brinton	Chairman and Trustee	August 14, 2023

/s/ Alyssa Greenspan
Alyssa Greenspan	President and Trustee	August 14, 2023

Gary E. Shugrue*
Gary E. Shugrue	Trustee	August 14, 2023

Warren West*
Warren West	Trustee	August 14, 2023

*By:	/s/ Alyssa Greenspan
Alyssa Greenspan
Attorney-in-Fact
(Pursuant to Powers of Attorney previously filed)